Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 10 – STOCKHOLDERS’ DEFICIT

Authorized and Outstanding Capital Stock

The Company authorized 300,000,000 shares of common stock, par value $0.001, of which 22,927,992 are currently issued and outstanding. The Company also has 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. There are currently no shares of preferred stock outstanding.

Common Stock

The shareholders of common stock (the “Shareholders”) have equal ratable rights to dividends from funds legally available therefore, when, as and if declared by the Board of Directors and are entitled to share ratably in all of the Company’s assets available for distribution to the Shareholders upon the liquidation, dissolution or winding up of business. The Shareholders do not have preemptive, subscription or conversion rights.

The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.

The payment of dividends, if any, in the future rests within the sole discretion of the Board of Directors and will depend, among other things, upon earnings, capital requirements and financial condition, as well as other relevant factors. The Company has not paid any dividends since its inception and do not intend to pay any cash dividends in the foreseeable future, but intend to retain all earnings, if any, for use in its business.

Blank Check Preferred Stock

The Board of Directors will be authorized, subject to any limitations prescribed by law, without further vote or action by the Shareholders, to issue from time to time preferred stock in one or more series. Each series of preferred stock will have the number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the Board of Directors, which may include, among other things, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Warrants

As of March 31, 2019, the Company has outstanding warrants to purchase up to an aggregate of 12,916,688 shares of common stock, par value $0.001 per share, for a period of three years from the date of issuance, July 25, 2017, at an exercise price of $0.60 per share, subject to adjustments as set forth in the warrant. The Company also has outstanding warrants to purchase up to an aggregate of 1,100,000 shares of common stock, par value $0.001 per share, for a period of three years from the date of issuance, July 25, 2017, at an exercise price of $0.08 per share, subject to adjustments as set forth in the warrant.

The Company may issue warrants to non-employees in capital raising transactions or for services. In accordance with ASC 718, “Compensation—Stock Compensation”, the cost of warrants issued to non-employees is measured on the grant date based on the fair value. The fair value is determined using the Black-Scholes option pricing model. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period.

Private Placement Offering

On July 25, 2017, the Company entered into a subscription agreement with selected accredited investors. Pursuant to the terms of the subscription agreement, the Company offered in a private placement $2,250,000 of units. Each unit has a purchase price of $0.50 and consisted of (i) one (1) share of the Company’s common stock, par value $0.001 per share; and (ii) warrants to purchase two and one-half (2.5) shares of the Company’s common stock. The warrants are exercisable for a period of three (3) years from the date of issuance at an exercise price of $0.60 per share, subject to adjustment as provided in the agreement evidencing the warrants.

The offering closed on July 25, 2017. At the closing, the Company received subscriptions for the full offering of $2,250,000, with gross proceeds of $1,765,000 (approximately ￦2,009,844 thousand) being received by the Company as of such date. The Company issued a total of 3,530,000 shares and 8,825,000 warrants to purchase up to 8,825,000 shares of the Company’s common stock.

Since the closing, the Company received gross proceeds in the amount of $165,000 (approximately ￦184,190 thousand), and issued to the relevant investors an aggregate of 330,000 shares and warrants to purchase 825,000 shares.

On March 23, 2018, the Company entered into a subscription agreement with selected accredited investors. Pursuant to the terms of the Subscription Agreement, the Company sold in a private placement an aggregate of 866,675 units at a purchase price of $0.60 per unit. Each unit consists of (i) one (1) share of the Company’s common stock, par value $0.001 per share; and (ii) warrants to purchase two and one-half (2.5) shares of the Company’s common stock. The warrants are exercisable for a period of three (3) years from the date of issuance at an exercise price of $0.70 per share, subject to adjustment as provided in the agreement evidencing the warrants.

At closing, the Company issued an aggregate of 866,675 shares and 2,166,688 warrants for total gross proceeds of $520,005.

Consulting Agreement

On July 25, 2017, the Company entered into a consulting agreement (the “Consulting Agreement”) with Peach Management LLC, a limited liability company organized under the laws of the Commonwealth of Puerto Rico (“Consultant”), for a term of twenty four months, effective as of July 25, 2017 (the “Term”). Pursuant to the terms of the Consulting Agreement, Consultant will assist the Company with introductions to investor relation firms located within and outside the United States to develop and implement capital markets messaging reflected in press releases, shareholder letters, PowerPoint presentations, social media and traditional media (the “Services”) during the Term. In consideration of the Services to be rendered by Consultant, the Company shall issue to Consultant warrants to purchase up to 1,100,000 shares of the Company’s common stock, par value $0.001 per share (the “Consultant Warrants”). The Consultant Warrants shall have a term of three years and have an exercise price equal to $0.08 per share.

In connection with the issuance of these warrants, the Company charged approximately ￦620,994 thousand of professional fees to expense.

The fair value of stock warrants was determined at the date of grant using the Black-Scholes option pricing model (the “Black-Scholes model”) The Black-Scholes model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instrument. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends.

The following table includes the estimates and assumptions used in the Black-Scholes model:

Stock price	$0.57
Exercise price	$0.08
Contractual term (Years)	3
Volatility	70.22%
Risk-free rate	1.53%
Expected dividend rate	0.00%

Other Issuances

In connection with the Exchange Agreement and Subscription Agreement, the Company issued to RedChip Companies, Inc. and Sichenzia Ross Ference LLP an aggregate of 2,200,000 shares of the Company’s common stock, par value $0.001 per share. The fair value of such shares issued is approximately ￦1,417,159 thousand and is recorded as additional paid in capital as these shares were issued as the consideration for the capital raising.

NOTE 11 – STOCKHOLDERS’ DEFICIT

Authorized and Outstanding Capital Stock

The Company authorized 300,000,000 shares of common stock, par value $0.001, of which 22,927,992 are currently issued and outstanding. The Company also has 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. There are currently no shares of preferred stock outstanding.

Common Stock

The shareholders of common stock (the “Shareholders”) have equal ratable rights to dividends from funds legally available therefore, when, as and if declared by the Board of Directors and are entitled to share ratably in all of the Company’s assets available for distribution to the Shareholders upon the liquidation, dissolution or winding up of business. The Shareholders do not have preemptive, subscription or conversion rights.

The Shareholders are entitled to one vote per share on all matters which they are entitled to vote upon at all meetings of the Shareholders. The Shareholders do not have cumulative voting rights, which would allow the Shareholders of more than 50% of outstanding voting securities to elect all of directors.

The payment of dividends, if any, in the future rests within the sole discretion of the Board of Directors and will depend, among other things, upon earnings, capital requirements and financial condition, as well as other relevant factors. The Company has not paid any dividends since its inception and do not intend to pay any cash dividends in the foreseeable future, but intend to retain all earnings, if any, for use in its business.

Blank Check Preferred Stock

The Board of Directors will be authorized, subject to any limitations prescribed by law, without further vote or action by the Shareholders, to issue from time to time preferred stock in one or more series. Each series of preferred stock will have the number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by the Board of Directors, which may include, among other things, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Warrants

As of December 31, 2018, the Company has outstanding warrants to purchase up to an aggregate of 12,916,688 shares of common stock, par value $0.001 per share, for a period of three years from the date of issuance, from July 25, 2017 through March 9, 2019, at an exercise price of $0.60 and $0.70 per share, subject to adjustments as set forth in the warrant. The Company also has outstanding warrants to purchase up to an aggregate of 1,100,000 shares of common stock, par value $0.001 per share, for a period of three years from the date of issuance, July 25, 2017, at an exercise price of $0.08 per share, subject to adjustments as set forth in the warrant.

The Company may issue warrants to non-employees in capital raising transactions or for services. In accordance with ASC 718, “Compensation—Stock Compensation”, the cost of warrants issued to non-employees is measured on the grant date based on the fair value. The fair value is determined using the Black-Scholes option pricing model. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period. For the year ended December 31, 2017, ￦620,994 thousand was charged to expense.

Private Placement Offering

On July 25, 2017, the Company entered into a subscription agreement with selected accredited investors. Pursuant to the terms of the subscription agreement, the Company offered in a private placement $2,250,000 of units. Each unit has a purchase price of $0.50 and consisted of (i) one (1) share of the Company’s common stock, par value $0.001 per share; and (ii) warrants to purchase two and one-half (2.5) shares of the Company’s common stock. The warrants are exercisable for a period of three (3) years from the date of issuance at an exercise price of $0.60 per share, subject to adjustment as provided in the agreement evidencing the warrants.

The offering closed on July 25, 2017. At the closing, the Company received subscriptions for the full offering of $2,250,000, with gross proceeds of $1,765,000 (approximately ￦2,009,844 thousand) being received by the Company as of such date. The Company issued a total of 3,530,000 shares and 8,825,000 warrants to purchase up to 8,825,000 shares of the Company’s common stock.

Since the closing, the Company received gross proceeds in the amount of $165,000 (approximately ￦184,190 thousand) and issued to the relevant investors an aggregate of 330,000 shares and warrants to purchase 825,000 shares.

On March 23, 2018, the Company entered into a subscription agreement with selected accredited investors. Pursuant to the terms of the Subscription Agreement, the Company sold in a private placement an aggregate of 866,675 units at a purchase price of $0.60 per unit. Each unit consists of (i) one (1) share of the Company’s common stock, par value $0.001 per share; and (ii) warrants to purchase two and one-half (2.5) shares of the Company’s common stock. The warrants are exercisable for a period of three (3) years from the date of issuance at an exercise price of $0.70 per share, subject to adjustment as provided in the agreement evidencing the warrants.

At closing, the Company issued an aggregate of 866,675 shares and 2,166,688 warrants for total gross proceeds of $520,005.

Consulting Agreement

On July 25, 2017, the Company entered into a consulting agreement (the “Consulting Agreement”) with Peach Management LLC, a limited liability company organized under the laws of the Commonwealth of Puerto Rico (“Consultant”), for a term of twenty four months, effective as of July 25, 2017 (the “Term”). Pursuant to the terms of the Consulting Agreement, Consultant will assist the Company with introductions to investor relation firms located within and outside the United States to develop and implement capital markets messaging reflected in press releases, shareholder letters, PowerPoint presentations, social media and traditional media (the “Services”) during the Term. In consideration of the Services to be rendered by Consultant, the Company shall issue to Consultant warrants to purchase up to 1,100,000 shares of the Company’s common stock, par value $0.001 per share (the “Consultant Warrants”). The Consultant Warrants shall have a term of three years and have an exercise price equal to $0.08 per share.

In connection with the issuance of these warrants, the Company charged approximately ￦620,994 thousand of professional fees to expense.

The fair value of stock warrants was determined at the date of grant using the Black-Scholes option pricing model (the “Black-Scholes model”) The Black-Scholes model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instrument. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends.

The following table includes the estimates and assumptions used in the Black-Scholes model:

Stock price	$0.57
Exercise price	$0.08
Contractual term (Years)	3
Volatility	70.22%
Risk-free rate	1.53%
Expected dividend rate	0.00%

Other Issuances

In connection with the Exchange Agreement and Subscription Agreement, the Company issued to RedChip Companies, Inc. and Sichenzia Ross Ference LLP an aggregate of 2,200,000 shares of the Company’s common stock, par value $0.001 per share. The fair value of such shares issued is approximately ￦1,417,159 thousand and is recorded as additional paid in capital as these shares were issued as the consideration for the capital raising.